33 Financial Results (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
FinancialResultLineItems [Line Items]
Financial income	R$ 750,241	R$ 813,915	R$ 699,310
Financial expenses	1,238,727	1,251,965	1,447,750
Financial result, net	(488,486)	(438,050)	(748,440)
Arrears Charges On Bills [Member]
FinancialResultLineItems [Line Items]
Financial income	225,956	226,050	191,554
Interest And Monetary Variation Of CRC Transfer Expense [Member]
FinancialResultLineItems [Line Items]
Financial income	192,724	214,627	141,923
Return On Financial Investments [Member]
FinancialResultLineItems [Line Items]
Financial income	126,510	98,841	114,523
Recognition Of Tax Credit [Member]
FinancialResultLineItems [Line Items]
Financial income	38,434	55,096
Remuneration Of Net Sectorial Assets And Liabilities Expense [Member]
FinancialResultLineItems [Line Items]
Financial income	47,378	43,966	20,493
Monetary Variation Over The Ltaipu Power Purchase [Member]
FinancialResultLineItems [Line Items]
Financial income	26,332	24,658	17,777
Monetary Variation And Adjust To Present Value Of Accounts Payable Related To The Concession [Member]
FinancialResultLineItems [Line Items]
Financial income	1,462	1,047	10,813
Other Financial Income [Member]
FinancialResultLineItems [Line Items]
Financial income	91,445	149,630	202,227
Monetary And Exchange Variation And Debt Charges [Member]
FinancialResultLineItems [Line Items]
Financial expenses	906,952	871,397	993,970
Monetary Variation And Adjust To Present Value Of Accounts Payable Related To The Concession Expense [Member]r
FinancialResultLineItems [Line Items]
Financial expenses	100,455	94,319	65,418
Monetary Variation Over The Itaipu Power Purchase Expense [Member]
FinancialResultLineItems [Line Items]
Financial expenses	29,547	50,203	12,264
Interest And Monetary Variation Of CRC Transfer [Member]
FinancialResultLineItems [Line Items]
Financial expenses	8,495	25,830	51,211
Interest on R&D and EEP [Member]
FinancialResultLineItems [Line Items]
Financial expenses	24,570	25,407	34,345
Remuneration Of Net Sectorial Assets And Liabilities [Member]
FinancialResultLineItems [Line Items]
Financial expenses	5,753	23,747	29,622
PIS/Pasep/Cofins Taxes On Interest On Capital [Member]
FinancialResultLineItems [Line Items]
Financial expenses	71,549	13,636	45,196
Other Financial Expenses [Member]
FinancialResultLineItems [Line Items]
Financial expenses	R$ 91,406	R$ 147,426	R$ 215,724